Segments Disclosures - Selected Consolidated Statements of Financial Position Information (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
PP&E	$ 5,320	$ 5,822	$ 6,207
Right-of-use assets	95	141	146
Intangible assets	256	313	$ 318
Goodwill	463	463
Wind and Solar
Disclosure of operating segments [line items]
Goodwill	175	175
Energy Marketing
Disclosure of operating segments [line items]
Goodwill	30	30
Corporate
Disclosure of operating segments [line items]
PP&E	33	16
Right-of-use assets	18	22
Intangible assets	36	41
Goodwill	0	0
Operating segments | Hydro
Disclosure of operating segments [line items]
PP&E	466	467
Right-of-use assets	5	6
Intangible assets	3	4
Goodwill	258	258
Operating segments | Wind and Solar
Disclosure of operating segments [line items]
PP&E	2,304	2,005
Right-of-use assets	64	55
Intangible assets	147	159
Goodwill	175	175
Operating segments | Gas
Disclosure of operating segments [line items]
PP&E	2,036	2,102
Right-of-use assets	7	5
Intangible assets	56	66
Goodwill	0	0
Operating segments | Energy Transition
Disclosure of operating segments [line items]
PP&E	481	1,232
Right-of-use assets	1	53
Intangible assets	9	36
Goodwill	0	0
Operating segments | Energy Marketing
Disclosure of operating segments [line items]
PP&E	0	0
Right-of-use assets	0	0
Intangible assets	5	7
Goodwill	$ 30	$ 30